COST OF SALES (Schedule of Cost of Sales) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
COST OF SALES
Direct mining costs	$ 339,905	$ 297,322
Depletion and depreciation	226,779	216,250
Salaries and benefits	92,571	75,088
Royalties and other taxes	49,470	46,036
Workers' participation	2,640	1,422
Other	7,065	16,285
Cost of sales	718,430	652,403
Depletion and depreciation, right-of-use	$ 15,000	$ 13,900